Net Loss Per Share (Details) - Schedule of Basic And Diluted Net Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net loss for basic net loss per share	$ (38,615)	$ (24,385)	$ (60,839)	$ (45,333)
Denominator:
Weighted average shares - for basic net loss per share	68,648	66,568	68,107	66,151
Net loss per share
Net loss per share, Basic	$ (0.56)	$ (0.37)	$ (0.89)	$ (0.69)